ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Schedule of Accrued Liabilities

	December 31,
	2025	2024

Accrued expenses	$53,137	$31,857
Government authorities	47,016	31,387
Foreign currency derivative liabilities	11,222	2
Contingent consideration, current	5,822	—
Accrued employee compensation related to business combination	29,519	—

	$146,716	$63,246